BEA Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.                  Suzanne E. Moran
CHAIRMAN OF THE BOARD                   INVESTMENT OFFICER
Prof. Enrique R. Arzac                  Hal Liebes
DIRECTOR                                SENIOR VICE PRESIDENT
Lawrence J. Fox                         Michael A. Pignataro
DIRECTOR                                SECRETARY
James S. Pasman, Jr.                    Paul Roselli
DIRECTOR                                ASSISTANT TREASURER
Richard J. Lindquist
PRESIDENT AND CHIEF
INVESTMENT OFFICER

--------------------------------------------------------

INVESTMENT ADVISER
BEA Associates
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232
--------------------------------------------------------

ADMINISTRATOR
Chase Global Funds Services Co.
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------

SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
Phone 1-800-428-8890
--------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York 10019
--------------------------------------------------------

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $3,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A description of the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, is included at the back of this report.

            --------------------------------------------------------

                             BEA Income Fund, Inc.

                 ---------------------------------------------

                              THIRD QUARTER REPORT
                               September 30, 1998

BEA INCOME FUND, INC.

----------
Dear Shareholders:                                              October 20, 1998

We are pleased to report on the activities of the BEA Income Fund, Inc. ("the Fund") for the quarter ended September 30, 1998 and to discuss our investment strategy.

    At September 30, 1998, the Fund's net asset value ("NAV") was $7.88, compared to an NAV of $8.41 at June 30, 1998. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.18 per share) for the period declined 4.23%. For the nine months ended September 30, 1998, the Fund's total return declined 0.44% (based on NAV and assuming reinvestment of dividends of $0.54 per share).

    At September 30, 1998, $197.5 million was invested in high yield debt securities; $50.8 million in investment-grade debt securities; $16.4 million in equity securities; and the balance of $2.6 million in cash equivalents. The investment-grade component consisted of short and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (44.9%) was invested in B-rated issues.

THE MARKET: STILL FLYING TO QUALITY

    During the third quarter, the fixed income market experienced yet another "flight to quality" reaction in which U.S. Treasury securities became the favored asset. Much of the plunge in bond prices occurred in the month of August alone, when market volatility was such that many debt sectors generated their worst-ever relative returns for a single month.

    It's not surprising that high yield fared worse than investment-grade securities in this kind of environment. As measured by the Salomon Smith Barney High-Yield Market Index, the overall high yield market fell 4.8%. Aggregate investment-grade securities (in the form of the Lehman Brothers Aggregate Bond Index), by contrast, gained 4.2%.

    Developments overseas were most responsible both for the flight to quality and the quarter's high volatility:

- RUSSIA: The deterioration of political and economic conditions in Russia came to a head in mid-August, when the government devalued the crumbling ruble and rescheduled payment of ruble-denominated Treasury securities. For investors, this was a major turning point in how they perceive risk and their overall willingness to accept it. The world's bond and stock markets subsequently plunged as investors sought to rid themselves of relatively risky assets.

- JAPAN: An unexpected outcome in July's parliamentary elections forced Prime Minister Hashimoto to resign. The Japanese economy, meanwhile, remained mired in its worst recession since World War II, while government gridlock prevented any real progress toward a solution.

- BRAZIL: Fueled by negative news from Asia and Russia, concern over Brazil's fiscal deficit and overvalued currency prompted foreigners to withdraw an alarmingly high amount of capital from the country. Expectations grew that the International Monetary Fund would provide a financial aid package of some kind. Investors began to contemplate with uneasiness, the nation's prospects following the presumed re-election of President Cardoso in October.

    In the U.S., sentiment for a reduction in interest rates that would keep the domestic economy humming and help ease macroeconomic conditions elsewhere rose to a fever pitch. The Federal Reserve cut short-term rates by 25 basis points on September 29th, an amount many considered too low. There was also the news that a prominent hedge fund with major positions in fixed income, Long-Term Capital Management, had racked up huge trading losses and would need to be bailed out by its creditors and shareholders.

    The negative effect of the flight to quality on high yield prices was magnified by two factors. First was the heavy selling by hedge funds like Long-Term Capital, which were forced to liquidate large positions to protect performance as well as to meet margin calls and share redemptions; and brokerage firms, which had to sell to offset losses in emerging market debt and were faced with swelling inventories that they could not maintain. Second was the fact that there were few buyers around, as most portfolio managers chose to simply maintain existing holdings while prices fell.

PERFORMANCE: SECTOR ALLOCATIONS HELPED AND HURT

    Sector allocations relative to the overall high yield market (as represented by the Salomon Smith Barney index) played the biggest role in the Fund's performance during the third quarter:

- On the positive side were our overweight in cable/ media, which performed much better than the market; and underweights in energy and finance, both of which were hit hard.

- Our overweighting in telecommunications hurt returns, as telecom issues performed poorly.

- We were also more highly exposed than the market to deferred interest instruments such as zero-coupon bonds, whose prices tend to fluctuate much more like stocks than bonds. Zeros experienced particularly high volatility as stocks sold off and fixed income investors flocked to the least risky securities.

- Our absence from utilities, which was among the best-performing high yield sectors, was an additional negative.

OUTLOOK: CAUTIOUSLY OPTIMISTIC

    Our near-term view of the high yield market is one of caution, as we expect activity to remain volatile through the fourth quarter and into early 1999. Hedge funds and brokers still have substantial positions to sell, and will have to do so during the fourth quarter in order to balance their books by year-end. Investors also continue to grapple with important developments overseas.

    Barring a recession of some degree--which we consider unlikely--we're more optimistic about high yield's prospects next year. The key to this thesis is our sense that the Fed will continue to reduce interest rates, perhaps as much as another 50-100 basis points over the next six months or so. [Indeed, the Fed has already done so by unexpectedly cutting rates by 25 basis points on October 15th.] This, in turn, should help stabilize overall global market conditions and maintain a comfortable level of liquidity, thus setting the stage for most fixed income sectors to thrive. The benefits of further rate cuts should be enough to offset any major potential negatives.

    Our fundamental strategy is unchanged. We continue to favor issues at the higher end of the high yield credit spectrum and are keeping the portfolio most heavily weighted in the cable/media, telecommunications and gaming sectors, as their positive industry and company fundamentals are intact. We also are avoiding meaningful exposure to cyclical industries and those most vulnerable to the severe economic problems in Asia. Should appropriate opportunities arise, we will probably add to our holdings in cable/media and BB-rated bonds more generally.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

[RICHARD J. LINDQUIST SIGNATURE]

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

[WILLIAM W. PRIEST, JR. SIGNATURE]

William W. Priest, Jr.
CHAIRMAN OF THE BOARD*

    * Richard J. Lindquist, who is a member of the Executive Committee and is an Executive Director of BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined BEA Associates on May 1, 1995 as a result of BEA's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining BEA Associates and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist is also President and Chief Investment Officer of BEA Strategic Global Income Fund, Inc.

    * William W. Priest, Jr., who is Chairman of the Executive Committee and holds the offices of Executive Director and Chief Executive of BEA Associates, joined BEA Associates in 1972. Mr. Priest is Director and President of The Indonesia Fund, Inc. and Director and Chairman of the Board of BEA Strategic Global Income Fund, Inc.; The Brazilian Equity Fund, Inc.; The Chile Fund, Inc.; The Emerging Markets Infrastructure Fund, Inc.; The Emerging Markets Telecommunications Fund, Inc.; The First Israel Fund, Inc.; The Latin America Equity Fund, Inc.; The Latin America Investment Fund, Inc.; and The Portugal Fund, Inc.

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

SEPTEMBER 30, 1998

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------------------
-------------
DOMESTIC SECURITIES (95.7%)
--------------------------------------------------------------------------------
-------------
CORPORATE OBLIGATIONS (79.5%)
--------------------------------------------------------------------------------
-------------
AEROSPACE/DEFENSE (0.1%)
      (3)  Sabreliner Corp.
            Gtd. Sr. Notes
            11.00%, 6/15/08                                               B3      $       200   $     188,750
           Wyman-Gordon Co.
            Sr. Notes
            8.00%, 12/15/07                                              Ba2              150         162,750
                                                                                                -------------
           GROUP TOTAL                                                                                351,500
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
AUTOMOTIVE (2.1%)
           Aetna Industries, Inc.
            Sr. Notes
            11.875%, 10/1/06                                              B3              600         630,000
           Cambridge Industries, Inc.
            Series B, Gtd.
            Sr. Sub. Notes
            10.25%, 7/15/07                                               B3              500         501,250
           Collins & Aikman Products Corp.
            Gtd. Sr. Notes
            11.50%, 4/15/06                                               B2              650         682,500
           Consorcio G Grupo Dina S.A./MCII Holdings (U.S.A.),
            Inc.
            Sr. Secured Discount Notes
            Zero Coupon, 11/15/02                                        N/R            1,950       1,842,750
           Oxford Automotive, Inc.:
            Gtd. Sr. Sub. Notes 10.125%, 6/15/07                        Caa1              100          91,750
            Series B, Gtd. Sr. Sub. Notes
            10.125%, 6/15/07                                            Caa1              925         848,688
           Safety Components International, Inc.
            Series B, Gtd. Sr. Sub. Notes
            10.125%, 7/15/07                                              B3              500         504,375
           Stanadyne Automotive Corp.
            Series B, Gtd. Sr. Sub. Notes
            10.25%, 12/15/07                                            Caa1              400         386,000
           Walbro Corp.
            Series B,
            Gtd. Sr. Notes
            10.125%, 12/15/07                                             B2              300         291,375
                                                                                                -------------
           GROUP TOTAL                                                                              5,778,688
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
BROADCASTING (4.3%)
      (6)  Australis Holdings Pty. Ltd.
            Yankee Sr. Secured Discount Notes
            0.00%, 11/1/02                                               N/R            3,950         197,500

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
      (6)  Australis Media Ltd.
            Yankee Units
            0.00%, 5/15/03                                                 C      $     2,375   $      35,625
      (6)  Australis Media Ltd.
            Yankee Gtd. Sr. Secured
            Discount Notes
            0.00%, 5/15/03                                                 C               37             508
      (3)  Chancellor Media Corp.
            Sr. Sub. Notes
            9.00%, 10/1/08                                               Ba3              500         500,000
      (6)  Capstar Broadcasting Partners, Inc.
            Sr. Discount Notes
            0.00%, 2/1/09                                                N/R            2,000       1,477,500
           Digital Television Services, L.L.C./DTS Capital, Inc.
            Series B, Gtd. Sr. Sub. Notes
            12.50%, 8/1/07                                                B3              750         811,875
      (6)  Echostar Communications Corp.
            Gtd. Sr. Discount Notes
            0.00%, 6/1/04                                                 B2              450         437,625
           Fox/Liberty Networks L.L.C.
            Sr. Notes
            8.875%, 8/15/07                                               B1              300         294,000
           Granite Broadcasting Corp.:
            Series A, Sr. Sub. Notes
            8.875%, 5/15/08                                               B3              650         606,938
            Sr. Sub. Notes
            9.375%, 12/1/05                                               B3              300         297,000
           Pegasus Media & Communications, Inc.
            Series B, Notes
            12.50%, 7/1/05                                                B2              250         270,625
           SFX Broadcasting, Inc.
            Series B, Sr. Sub. Notes
            10.75%, 5/15/06                                               B3              427         468,099
           Sinclair Broadcast Group, Inc.:
            Gtd. Sr. Sub. Notes
            8.75%, 12/15/07                                               B2              350         343,000
            Sr. Sub. Notes
            10.00%, 9/30/05                                               B2              900         940,500
           Spanish Broadcasting System, Inc.
            Sr. Notes
            12.50%, 6/15/02                                               B3              500         554,375
           Turner Broadcasting Systems, Inc.
            Sr. Notes
            7.40%, 2/1/04                                               Baa3              820         883,550
      (6)  United International Holdings, Inc.,
            Series B, Sr. Discount Notes
            0.00%, 2/15/08                                                B3            1,700         811,750
           Univision Network Holding L.P.
            Sub. Notes
            Zero Coupon, 12/17/02                                        N/R            1,500       1,710,000

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Young Broadcasting, Inc.
            Series B, Gtd. Sr. Discount Notes:
            8.75%, 6/15/07                                                B2      $       750   $     727,500
            9.00%, 1/15/06                                                B2              300         295,500
                                                                                                -------------
           GROUP TOTAL                                                                             11,663,470
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
BUSINESS SERVICES & EQUIPMENT (0.2%)
           General Binding Corp.
            Gtd. Sr. Sub. Notes
            9.375%, 6/1/08                                                B2              250         245,938
      (3)  Iron Mountain Inc.
            Sr. Sub. Notes
            8.75%, 9/30/09                                                B3              200         196,000
                                                                                                -------------
           GROUP TOTAL                                                                                441,938
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
CABLE (9.9%)
           Adelphia Communications Corp.
            Series B, Sr. Notes
            8.375%, 2/1/08                                                B2              800         812,000
           CCA Holdings Corp.
            Sr. Sub. Notes
            13.00%, 12/31/99                                             N/R            1,500       2,246,250
           CSC Holdings, Inc.:
            Series B, Sr. Sub. Debentures
            8.125%, 8/15/09                                              Ba2              350         364,875
            Sr. Sub. Notes
            9.875%, 5/15/06                                               B1              400         428,000
            Sr. Sub. Debentures
            9.875%, 2/15/13                                               B1              850         941,375
           Century Communications Corp.:
            Sr. Notes
            8.75%, 10/1/07                                               Ba3              400         423,000
            9.75%, 2/15/02                                               Ba3              500         535,000
            Series B, Sr. Discount Notes
            Zero Coupon, 1/15/08                                         Ba3              650         299,813
           Charter Communications Southeast L.P.
            Series B, Sr. Notes
            11.25%, 3/15/06                                               B3              450         490,500
           Comcast Corp.
            Sr. Sub. Notes:
            9.125%, 10/15/06                                             Ba3              750         795,000
            9.375%, 5/15/05                                              Ba3              180         194,193
   (3)(6)  DIVA Systems Corp.
            Units
            0.00%, 3/1/08                                                N/R            2,776         943,707
      (6)  Diamond Cable Communications plc
            Yankee Discount Notes
            0.00%, 12/15/05                                             Caa1            1,500       1,203,750
           Falcon Holdings Group, L.P./Falcon Funding Corp.:
            Series B, Sr. Debentures
            8.375%, 4/15/10                                               B2              500         501,250
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
            Series B, Sr. Discount Debentures
      (6)   0.00%, 4/15/10                                                B2      $     1,500   $   1,018,125
           Helicon Group L.P.
            Series B, Sr. Secured Notes
            11.00%, 11/1/03                                               B1              800         842,000
           InterMedia Capital Partners IV L.P./ InterMedia
            Partners IV Capital Corp.
            Sr. Notes
            11.25%, 8/1/06                                                B2              650         702,813
           James Cable Partners L.P./ James Cable Finance Corp.
            Series B, Gtd. Sr. Notes
            10.75%, 8/15/04                                               B2              450         472,500
           Jones Intercable, Inc.
            Sr. Notes
            7.625%, 4/15/08                                              Ba2            1,150       1,184,500
           Lenfest Communications, Inc.:
            Sr. Notes
            8.375%, 11/1/05                                              Ba3              500         526,250
            Sr. Sub. Notes
            10.50%, 6/15/06                                               B2              900       1,021,500
            8.25%, 2/15/08                                                B2              200         202,000
      (6)  Marcus Cable Co., L.P./ Marcus Cable Capital Corp. III
            Sr. Discount Notes
            0.00%, 12/15/05                                               B3            1,600       1,498,000
           NTL, Inc.:
            Series A, Sr. Deferred Coupon Notes
      (6)   0.00%, 4/15/05                                                B3            1,000         860,000
            Series B, Sr. Deferred Coupon Notes
      (6)   0.00%, 2/1/06                                                 B3            1,050         855,750
            Series B, Sr. Notes
            10.00%, 2/15/07                                               B3              500         505,000
           Northland Cable Television, Inc.
            Gtd. Sr. Sub. Notes
            10.25%, 11/15/07                                              B3              500         528,750
           OpTel, Inc.:
            Sr. Notes
      (3)  11.50%, 7/1/08                                                 B3            2,350       2,358,812
            Series B, Sr. Notes
            13.00%, 2/15/05                                               B3              500         501,875
           Olympus Communications, L.P./ Olympus Capital Corp.
            Series B, Sr. Notes
            10.625%, 11/15/06                                             B1            1,000       1,070,000
      (6)  Renaissance Media L.L.C.
            Sr. Discount Notes
            0.00%, 4/15/08                                                B3            1,000         668,750
           Tele-Communications, Inc.
            Series C, Medium Term Notes
            6.34%, 2/1/02                                               Baa3              360         371,700

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
      (6)  Telewest Communications plc
            Yankee Sr. Sub. Discount
            Debentures
            0.00%, 10/1/07                                                B1      $     2,100   $   1,727,250
                                                                                                -------------
           GROUP TOTAL                                                                             27,094,288
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
CHEMICALS (1.7%)
           Applied Extrusion Technologies, Inc.
            Series B, Sr. Notes
            11.50%, 4/1/02                                                B2            1,500       1,584,375
           Harris Chemical N.A.
            Sr. Secured Debentures
            10.25%, 7/15/01                                              Ba1              150         154,500
           Huntsman Polymers Corp.
            Sr. Notes
            11.75%, 12/1/04                                               B1            1,000       1,096,250
           NL Industries Inc.:
            Sr. Secured Notes
            11.75%, 10/15/03                                              B1              250         270,000
            Sr. Secured Discount Debentures
      (6)   0.00%, 10/15/05                                               B2              800         836,000
      (6)  Sterling Chemical Holdings, Inc.
            Sr. Secured Discount Notes
            0.00%, 8/15/08                                              Caa1            1,000         400,000
           Texas Petrochemicals Corp.
            Series B, Sr. Sub. Notes
            11.125%, 7/1/06                                               B3              350         329,438
                                                                                                -------------
           GROUP TOTAL                                                                              4,670,563
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
CONSTRUCTION & BUILDING MATERIALS (0.4%)
           American Architectural Products Corp.
            Gtd. Sr. Notes
            11.75%, 12/1/07                                             Caa1              650         606,125
      (6)  Waxman Industries Inc.
            Series B, Sr. Secured Deferred Notes
            0.00%, 6/1/04                                               Caa1              600         547,500
                                                                                                -------------
           GROUP TOTAL                                                                              1,153,625
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
CONSUMER PRODUCTS & SERVICES (2.4%)
      (6)  Coinstar Inc.
            Sr. Discount Notes
            0.00%, 10/1/06                                               N/R            1,700       1,377,000
           Doskocil Manufacturing Co., Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 9/15/07                                              B3              500         515,000
           Fort James Corp.
            Notes
            6.234%, 3/15/01                                             Baa2              155         158,488
           Holmes Products Corp.
            Series B, Gtd. Sr. Sub. Notes
            9.875%, 11/15/07                                              B3              300         276,375
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Indesco International, Inc.
            Gtd. Sr. Sub. Notes
            9.75%, 4/15/08                                                B3      $       600   $     558,000
           Jordan Industries, Inc.
            Series B, Sr. Notes
            10.375%, 8/1/07                                               B3            1,150       1,106,875
           Packaged Ice, Inc.
            Series B, Gtd. Sr. Notes
            9.75%, 2/1/05                                                 B3              100          94,500
           Playtex Products, Inc.
            Series B, Gtd. Sr. Notes
            8.875%, 7/15/04                                               B1              225         227,813
           Revlon Consumer Products Corp.
            Sr. Sub. Notes
            8.625%, 2/1/08                                                B3              700         687,750
           Revlon Worldwide (Parent) Corp.
            Series B, Sr. Secured Discount Notes
            Zero Coupon, 3/15/01                                          B3            1,100         844,250
           Sealy Mattress Co.
            Series B, Gtd. Sr. Sub. Notes
            9.875%, 12/15/07                                              B3              200         197,000
      (2)  Town & Country Corp.
            Sr. Sub. Notes
            13.00%, 5/31/98                                              N/R              878         349,074
                                                                                                -------------
           GROUP TOTAL                                                                              6,392,125
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
ELECTRONICS (0.9%)
           Details, Inc.,
            Series B.
            Sr. Sub Notes
            10.00%, 11/15/05                                             N/R              500         484,375
           Unisys Corp.:
            Sr. Notes
            11.75%, 10/15/04                                             Ba3              225         253,125
            7.875%, 4/1/08                                               Ba3              250         249,375
            Series B, Sr. Notes
            12.00%, 4/15/03                                              Ba3            1,000       1,115,000
           Viasystems, Inc.:
            Series B, Sr. Sub. Notes
            9.75%, 6/1/07                                                 B3              150         127,875
            Sr. Sub. Notes
            9.75%, 6/1/07                                                 B3              300         255,750
                                                                                                -------------
           GROUP TOTAL                                                                              2,485,500
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
ENERGY (3.7%)
           Abraxas Petroleum Corp./ Canadian Abraxas Petroleum
            Ltd.
            Series D, Gtd. Sr. Notes
            11.50%, 11/1/04                                               B2            1,550       1,243,875
           Belden & Blake
            Energy Co.
            Series B, Gtd. Sr. Sub. Notes
            9.875%, 6/15/07                                              N/R              200         166,500

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Bellwether
            Exploration Co.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/07                                               B3      $     1,250   $   1,190,625
           Canadian Forest Oil, Ltd.
            Yankee Gtd. Sr. Sub. Notes
            8.75%, 9/15/07                                                B2              450         408,375
           Cliffs Drilling Co.
            Series D, Gtd. Sr. Notes
            10.25%, 5/15/03                                               B1            1,100       1,164,625
      (3)  Continental Resources, Inc.
            Gtd. Sr. Sub. Notes
            10.25%, 8/1/08                                                B3              250         209,375
           Dawson Production Services, Inc.
            Sr. Notes
            9.375%, 2/1/07                                                B1              450         444,375
           First Wave Marine, Inc.
            Gtd. Sr. Notes
            11.00%, 2/1/08                                                B3            1,000       1,033,750
           Giant Industries, Inc.
            Gtd. Sr. Sub. Notes
            9.00%, 9/1/07                                                 B2              500         480,000
           Gothic Production Corp.
            Series B, Gtd. Sr. Secured Notes
            11.125%, 5/1/05                                               B3              250         181,875
           H.S. Resources, Inc.:
            Gtd. Sr. Sub. Notes
            9.25%, 11/15/06                                               B2              600         558,000
            Sr. Sub. Notes
            9.875%, 12/1/03                                               B2              500         488,750
           KN Energy, Inc.
            Reset Put Notes
            6.30%, 3/1/01                                               Baa2              970         993,038
           Parker Drilling Co.
            Series D, Gtd. Sr. Notes
            9.75%, 11/15/06                                               B1              300         279,000
           Plains Resources, Inc.
            Series B, Gtd. Sr. Sub. Notes
            10.25%, 3/15/06                                               B2              375         378,750
           Southwest Royalties, Inc.
            Series B, Gtd. Sr. Notes
            10.50%, 10/15/04                                            Caa2              500         273,750
           TransAmerican Energy Corp.
            Series B, Sr. Secured Notes
            11.50%, 6/15/02                                             Caa2              450         269,438
           Wiser Oil Co.
            Gtd. Sr. Sub. Notes
            9.50%, 5/15/07                                                B3              450         352,124
                                                                                                -------------
           GROUP TOTAL                                                                             10,116,225
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
ENTERTAINMENT (3.5%)
           American Skiing Co.
            Series B, Sr. Sub. Notes
            12.00%, 7/15/06                                               B3              425         434,563
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Bally Total Fitness Holding Corp.
            Series B, Sr. Sub. Notes
            9.875%, 10/15/07                                              B3      $       350   $     327,250
           Booth Creek Ski Holdings, Inc.
            Series B, Gtd. Sr. Sub. Notes
            12.50%, 3/15/07                                             Caa1            1,000         987,500
           Cinemark U.S.A., Inc.
            Series D, Sr. Sub. Notes
            9.625%, 8/1/08                                               N/R              250         255,625
           Genmar Holdings, Inc.
            Series A, Sr. Sub. Notes
            13.50%, 7/15/01                                             Caa2              500         500,000
           Hollywood Theaters, Inc.
            Gtd. Sr. Sub. Notes
            10.625%, 8/1/07                                               B3              400         404,500
           ICON Health & Fitness, Inc.
            Series B, Sr. Sub. Notes
            13.00%, 7/15/02                                               B3              500         395,000
           IHF Holdings, Inc.
            Series B, Sr. Sec. Discount Notes
            0.00%, 11/15/04                                             Caa2            1,450         288,188
      (3)  Loews Cineplex Entertainment Corp.
            Sr. Sub. Notes
            8.875%, 8/1/08                                                B3              500         498,750
      (3)  Outboard Marine Corp.
            Gtd. Sr. Notes
            10.75%, 6/1/08                                                B3              500         483,125
      (3)  Premier Cruises, Ltd.
            Gtd. Sr. Notes
            11.00%, 3/15/08                                             Caa2              900         537,750
           Production Resource Group, L.L.C./PRG Finance Group
            Gtd. Sr. Sub. Notes
            11.50%, 1/15/08                                             Caa2              750         711,562
      (3)  Regal Cinemas Inc.
            Sr. Sub. Notes
            9.50%, 6/1/08                                                 B3              750         757,500
           Silver Cinemas, Inc.
            Sr. Sub. Notes
            10.50%, 4/15/05                                             Caa1            1,900       1,857,250
           Time Warner, Inc.
            Debentures
            6.85%, 1/15/26                                              Baa3              720         767,700
            9.125%, 1/15/13                                             Baa3              270         347,962
                                                                                                -------------
           GROUP TOTAL                                                                              9,554,225
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
FINANCIAL SERVICES (2.7%)
           AT&T Capital Corp.
            Series 4, Medium Term Notes:
            6.47%, 12/3/99                                              Baa3               60          60,728
            6.92%, 4/29/99                                              Baa3              600         604,825
            6.26%, 2/18/99                                              Baa3              290         290,847

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Associates Corp. of North America
            Sr. Debentures
            5.96%, 5/15/37                                               Aa3      $     1,215   $   1,243,856
           Cie. Financiere de Paribas
            Sub. Notes
            6.95%, 7/22/13                                                A3              380         400,900
           BellSouth Capital
            Funding Corp.
            Debentures
            6.04%, 11/15/26                                              Aa1            1,200       1,280,124
           Chase Manhattan Corp.
            Sub. Notes
            6.375%, 4/1/08                                                A1              420         431,550
           Long Island Savings
            Bank F.S.B.
            Notes
            7.00%, 6/13/02                                              Baa3              770         808,500
           National Westminister Bank
            Gtd. Capital Notes
            9.375%, 11/15/03                                             Aa3               95         112,104
           Olympic Financial, Ltd.
            Sr. Notes
            11.50%, 3/15/07                                               B2              475         451,250
      (3)  Prudential Insurance Co.
            Sr. Notes
            6.375%, 7/23/06                                               A2              100         103,375
   (3)(6)  PTC International
            Finance B.V.
            Gtd. Sr. Sub. Notes
            0.00%, 7/1/07                                                 B3              350         235,375
      (2)  Westfed Holdings
            Sr. Debentures
            15.50%, 9/15/99                                              N/R            1,750       1,330,000
                                                                                                -------------
           GROUP TOTAL                                                                              7,353,434
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
FOOD & BEVERAGES (1.2%)
           AmeriServ Food Distribution, Inc.
            Gtd. Sr. Notes
            8.875%, 10/15/06                                              B1              650         590,688
           Archibald Candy Corp.
            Gtd. Sr. Secured Notes
            10.25%, 7/1/04                                                B2              550         562,375
           Eagle Family Foods, Inc.
            Series B, Gtd. Sr. Sub. Notes
            8.75%, 1/15/08                                                B3              400         375,000
           Fleming Companies, Inc.
            Series B, Gtd. Sr. Sub. Notes
            10.50%, 12/1/04                                               B3              700         670,250
           International Home Foods, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 11/1/06                                              B2            1,000       1,051,250
                                                                                                -------------
           GROUP TOTAL                                                                              3,249,563
                                                                                                -------------
--------------------------------------------------------------------
-------------
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------

HEALTH CARE (2.8%)
      (7)  Health and Retirement Properties Trust
            Remarketed Reset Notes
            6.288%, 7/9/99                                              Baa2      $       710   $     709,766
      (3)  ICN Pharmaceuticals, Inc.
            Sr. Notes
            8.75%, 11/15/08                                              Ba3              500         495,000
           Integrated Health Services, Inc.:
            Series A, Sr. Sub. Notes
            10.25%, 4/30/06                                               B2              400         399,000
            Sr. Sub. Notes
            9.25%, 1/15/08                                                B2              100          95,500
           Meditrust
            Conv. Debentures
            7.50%, 3/1/01                                               Baa3            3,000       3,000,000
           Merck & Co.
            Series B, Medium Term Notes
            5.76%, 5/3/37                                                Aaa            1,440       1,479,600
      (3)  Oxford Health Plans, Inc.
            Sr. Notes
            11.00%, 5/15/05                                             Caa1              590         516,250
           Paracelsus Healthcare Corp.
            Sr. Sub. Notes
            10.00%, 8/15/06                                               B1              750         690,000
           Vencor Operating, Inc.
            Gtd. Sr. Sub. Notes
            9.875%, 5/1/05                                                B3              400         318,925
                                                                                                -------------
           GROUP TOTAL                                                                              7,704,041
                                                                                                -------------
--------------------------------------------------------------------
-------------
INDUSTRIAL GOODS & MATERIALS (4.2%)
           AMTROL, Inc.
            Sr. Sub. Notes
            10.625%, 12/31/06                                             B3              400         381,000
           Atlantis Group, Inc.
            Sr. Notes
            11.00%, 2/15/03                                               B2              585         596,700
           CLARK Material
            Handling Co.
            Gtd. Sr. Notes
            10.75%, 11/15/06                                              B1              550         555,500
           Golden Ocean
            Group, Ltd.
            Gtd. Sr. Notes
            10.00%, 8/31/01                                               B3            1,548         774,000
           Haynes International, Inc.
            Sr. Notes
            11.625%, 9/1/04                                               B3              500         555,625
           Interlake Corp.
            Sr. Sub. Debentures
            12.125%, 3/1/02                                               B3              800         792,000
           International Knife & Saw, Inc.
            Sr. Sub. Notes
            11.375%, 11/15/06                                             B3              750         764,063
           MVE, Inc.
            Sr. Secured Debentures
            12.50%, 2/15/02                                               B3              850         851,063
           Motors and Gears, Inc.
            Series D, Sr. Notes
            10.75%, 11/15/06                                              B3            1,500       1,466,250

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Neenah Corp.
            Series B, Sr. Sub. Notes
            11.125%, 5/1/07                                               B3      $       500   $     500,624
           Park-Ohio Industries, Inc.
            Sr. Sub. Notes
            9.25%, 12/1/07                                                B2              400         400,000
           SRI Receivables Purchase Co., Inc.
            Series B, Notes
            12.50%, 12/15/00                                             N/R            1,500       1,500,000
           Seagate Technology, Inc.
            Sr. Debentures
            7.45%, 3/1/37                                                Ba1              400         424,500
           Specialty Equipment Companies, Inc.
            Sr. Sub. Notes
            11.375%, 12/1/03                                              B3            1,000       1,057,500
      (6)  Thermadyne Holdings Corp.
            Sr. Discount Debentures
            0.00%, 6/1/08                                               Caa1              975         482,625
           Thermadyne Mfg. LLC/ Thermadyne Capital Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 6/1/08                                                B3              300         272,250
                                                                                                -------------
           GROUP TOTAL                                                                             11,373,700
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
METALS & MINING (3.2%)
           AK Steel Corp.
            Gtd. Sr. Notes
            10.75%, 4/1/04                                               Ba2            1,200       1,252,500
           Algoma Steel, Inc.
            Yankee First Mortgage Notes
            12.375%, 7/15/05                                              B1              450         337,500
      (3)  Bayou Steel Corp.
            First Mortgage Notes
            9.50%, 5/15/08                                                B1              500         449,375
           Gulf States Steel, Inc.
            First Mortgage Notes
            13.50%, 4/15/03                                               B3            1,200         777,000
           Kaiser Aluminum & Chemical Corp.
            Series D, Sr. Notes
            10.875%, 10/15/06                                             B1              675         666,563
      (3)  Lodestar Holdings Inc.
            Sr. Notes
            11.50%, 5/15/05                                             Caa2              800         775,000
           Metallurg, Inc.
            Series B, Gtd. Sr. Notes
            11.00%, 12/1/07                                               B3              750         767,813
           Republic Engineered Steel, Inc.
            First Mortgage Bonds
            9.875%, 12/15/01                                            Caa1            1,135       1,112,300
           Sheffield Steel Corp.
            Series B, First Mortgage Notes
            11.50%, 12/1/05                                              N/R              750         628,124
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           WCI Steel, Inc.
            Series B, Sr. Secured Notes
            10.00%, 12/1/04                                               B2      $       925   $     885,688
           Weirton Steel Corp.
            Sr. Notes
            11.375%, 7/1/04                                               B2              500         450,000
           Wheeling-Pittsburgh Corp.
            Sr. Notes
            9.25%, 11/15/07                                               B2              750         693,750
                                                                                                -------------
           GROUP TOTAL                                                                              8,795,613
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
PACKAGING/CONTAINERS (1.4%)
           AEP Industries, Inc.
            Sr. Sub. Notes
            9.875%, 11/15/07                                              B2              250         241,875
           BPC Holding Corp.
            Series B, Sr. Secured Notes
            12.50%, 6/15/06                                             Caa3              900         964,125
           Container Corp. of America
            Gtd. Sr. Notes
            9.75%, 4/1/03                                                 B1              500         495,000
      (6)  Crown Packaging Enterprises Ltd.
            Yankee Sr. Secured Discount Notes
            0.00%, 8/1/06                                                Ca1            2,450          27,563
           Four M Corp.
            Series B, Gtd. Sr. Secured Notes
            12.00%, 6/1/06                                                B3              150         147,750
           Gaylord Container Corp.
            Series B, Sr. Notes
            9.75%, 6/15/07                                              Caa1              700         572,250
           Radnor Holdings, Inc.
            Series B, Gtd. Sr. Notes
            10.00%, 12/1/03                                               B2              250         248,125
           Riverwood International Corp.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/08                                             Caa1              600         493,500
           Stone Container
            Finance Co.
            Yankee Gtd. Sr. Notes
            11.50%, 8/15/06                                               B2              530         556,500
                                                                                                -------------
           GROUP TOTAL                                                                              3,746,688
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
PAPER & FOREST PRODUCTS (1.9%)
           Ainsworth
            Lumber Co. Ltd.
            Yankee Sr. Secured Notes
            12.50%, 7/15/07                                               B3            1,250       1,246,875
           Crown Paper Co.
            Sr. Sub. Notes
            11.00%, 9/1/05                                                B3              550         412,500
           Mail-Well Corp.
            Sr. Sub. Notes
            10.50%, 2/15/04                                               B1            1,500       1,552,500

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Malette, Inc.
            Yankee Sr. Secured Debentures
            12.25%, 7/15/04                                              Ba3      $       180   $     195,750
           QUNO Corp.
            Yankee Sr. Notes
            9.125%, 5/15/05                                             Baa3              315         333,506
           Repap New Brunswick, Inc.
            Sr. Secured Debentures
            10.625%, 4/15/05                                            Caa1              700         439,250
           SD Warren Co.
            Series B, Sr. Sub. Notes
            12.00%, 12/15/04                                              B1            1,000       1,101,250
                                                                                                -------------
           GROUP TOTAL                                                                              5,281,631
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
PUBLISHING & INFORMATION SERVICES (1.9%)
           American Lawyer Media, Inc.
            Series B, Gtd. Sr. Notes
            9.75%, 12/15/07                                               B1              450         448,875
           Ampex Corp.
            Series B, Sr. Notes
            12.00%, 3/15/03                                              N/R              750         750,000
           Belo (A.H.) Corp.
            Sr. Notes
            6.875%, 6/1/02                                              Baa2              750         790,313
      (6)  InterAct Systems, Inc.
            Sr. Discount Notes
            0.00%, 8/1/03                                                N/R              950         369,313
           Lamar Advertising Co.
            Gtd. Sr. Sub. Notes
            9.625%, 12/1/06                                               B1              250         266,874
           Level 3 Communications, Inc.
            Sr. Notes
            9.125%, 5/1/08                                                B3              800         754,000
      (6)  Liberty Group Publishing, Inc.
            Sr. Discount Debentures
            0.00%, 2/1/09                                               Caa1              600         335,250
      (8)  Mentus Media Corp.
            Series B, Sr. Secured PIK Notes
            12.00%, 2/1/03                                               N/R            1,423       1,423,000
                                                                                                -------------
           GROUP TOTAL                                                                              5,137,625
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
REAL ESTATE (0.4%)
      (7)  Camden Property Trust Remarketed Reset Notes
            6.088%, 5/9/02                                              Baa2              660         660,428
           EOP Operating L.P.
            Notes
            6.375%, 2/15/03                                             Baa1              500         508,125
                                                                                                -------------
           GROUP TOTAL                                                                              1,168,553
                                                                                                -------------
--------------------------------------------------------------------
-------------
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------

RESTAURANTS, HOTELS & GAMING (6.5%)
           American Restaurant Group, Inc.
            Series B, Gtd. Sr. Secured Notes
            11.50%, 2/15/03                                               B3      $       750   $     726,563
           Bluegreen Corp.
            Series B, Gtd. Sr. Secured Notes
            10.50%, 4/1/08                                                B3            1,000         948,750
           Boyd Gaming Corp.
            Sr. Sub. Notes
            9.50%, 7/15/07                                                B1              150         148,500
      (2)  Capital Gaming International, Inc.
            Promissory Notes
            10.125%, 8/1/95                                              N/R                1               1
           CapStar Hotel Co.
            Sr. Sub. Notes
            8.75%, 8/15/07                                               Ba3              375         356,250
           Casino America, Inc.
            Gtd. Sr. Notes
            12.50%, 8/1/03                                                B1            1,250       1,353,125
           Casino Magic of Louisiana, Corp.
            Series B, Gtd. First Mortgage Notes
            13.00%, 8/15/03                                               B3            1,900       2,085,250
           Colorado Gaming & Entertainment, Co.
            Gtd. Sr. Secured Notes
            12.00%, 6/1/03                                               N/R            1,480       1,565,491
           Empress River Casino Finance Corp.
            Gtd. Sr. Notes
            10.75%, 4/1/02                                               Ba2              500         536,250
           Friendly Ice Cream Corp.
            Gtd. Sr. Notes
            10.50%, 12/1/07                                               B1              800         710,000
           HMH Properties, Inc.
            Series B, Gtd. Sr. Notes
            7.875%, 8/1/08                                               Ba2              500         493,750
           Hard Rock Hotel, Inc.
            Series B, Sr. Sub. Notes
            9.25%, 4/1/05                                                 B3              550         540,375
           Hollywood Park, Inc.
            Series B, Gtd. Sr. Sub. Notes
            9.50%, 8/1/07                                                 B2              675         641,250
           Horseshoe Gaming L.L.C.:
            Series B, Gtd. Sr. Sub. Notes
            9.375%, 6/15/07                                               B3            1,350       1,299,375
            Series B, Gtd. Sr. Notes
            12.75%, 9/30/00                                               B1              750         806,250
           Majestic Star
            Casino L.L.C.
            Sr. Exchange Secured Notes
            12.75%, 5/15/03                                               B2              200         206,500

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Mohegan Tribal Gaming Authority
            Series B, Sr. Secured Notes
            13.50%, 11/15/02                                             Ba1      $       900   $   1,159,875
           Prime Hospitality Corp.
            Secured First Mortgage Notes
            9.25%, 1/15/06                                               Ba2              850         833,000
           Red Roof Inns, Inc.
            Sr. Exchange Notes
            9.625%, 12/15/03                                              B2              700         684,250
      (3)  Romacorp, Inc.
            Gtd. Sr. Notes
            12.00%, 7/1/06                                                B3              750         738,750
           Santa Fe Hotel, Inc.
            Gtd. First Mortgage Notes
            11.00%, 12/15/00                                            Caa2              354         354,000
           Waterford Gaming L.L.C./ Waterford Gaming Finance Corp.
            Sr. Notes
            12.75%, 11/15/03                                             N/R            1,514       1,638,904
                                                                                                -------------
           GROUP TOTAL                                                                             17,826,459
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
RETAIL (3.9%)
   (3)(6)  Advance Holding Corp.
            Sr. Discount Debentures
            0.00%, 4/15/09                                              Caa2            1,500         868,125
      (3)  Advance Stores Co.
            Gtd. Sr. Sub. Notes
            10.25%, 4/15/08                                             Caa1            2,000       1,955,000
      (3)  County Seat Stores, Inc.
            Units
            12.75%, 11/1/04                                              N/R            1,100       1,089,000
           Dairy Mart Convenience Stores, Inc.
            Sr. Sub. Notes
            10.25%, 3/15/04                                               B3              275         254,375
           Finlay Enterprises, Inc.
            Sr. Debentures
            9.00%, 5/1/08                                                 B2              600         538,500
           Finlay Fine Jewelry Corp. Gtd. Sr. Notes
            8.375%, 5/1/08                                               Ba3            1,200       1,066,500
           Jitney-Jungle Stores of America, Inc.:
            Gtd. Sr. Notes
            12.00%, 3/1/06                                                B2              250         275,000
            Gtd. Sr. Sub. Notes
            10.375%, 9/15/07                                             N/R              300         303,750
           K Mart Corp.
            Debentures
            7.75%, 10/1/12                                               Ba2            1,175       1,128,000
           Mrs. Fields' Original Cookies, Inc.
            Series B, Gtd. Sr. Notes
            10.125%, 12/1/04                                              B2              800         752,000
   (3)(6)  Mrs. Fields' Holding Co.
            Units
            0.00%, 12/1/05                                              Caa2            1,750         975,625
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Pantry, Inc.
            Gtd. Sr. Sub. Notes
            10.25%, 10/15/07                                              B3      $       750   $     727,500
           Pathmark Stores, Inc.
            Sr. Sub. Notes
            9.625%, 5/1/03                                              Caa1              850         822,375
                                                                                                -------------
           GROUP TOTAL                                                                             10,755,750
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
TELECOMMUNICATIONS (15.5%)
           Advanced Radio Telecommunications Corp.
            Sr. Notes
            14.00%, 2/15/07                                             Caa2              900         699,750
           Bell Technology
            Group Ltd.
            Sr. Notes
            13.00%, 5/1/05                                               N/R            1,000         848,750
      (6)  COLT Telecom Group plc
            Yankee Units
            0.00%, 12/15/06                                               B2              400         352,000
      (6)  Clearnet Communications Corp.
            Sr. Discount Notes
            0.00%, 12/15/05                                               B3              800         665,000
           Concentric Network Corp.
            Sr. Notes
            12.75%, 12/15/07                                             N/R              750         691,875
      (3)  Convergent Communications, Inc.
            Units
            13.00%, 4/1/08                                               N/R            1,250       1,187,500
   (3)(6)  DTI Holdings, Inc.
            Units
            0.00%, 3/1/08                                                N/R            1,850         723,813
      (3)  Dobson Wireline Co.
            Sr. Notes
            12.25%, 6/15/08                                              N/R            1,000         930,000
   (3)(6)  Dolphin Telecom plc
            Sr. Discount Notes
            0.00%, 6/1/08                                               Caa1              500         244,375
      (6)  Echostar Satellite Broadcasting Corp.
            Sr. Secured Discount Notes
            0.00%, 3/15/04                                                B3              700         618,625
      (6)  E. Spire Communications, Inc.
            Sr. Discount Notes.
            0.00%, 11/1/05                                               N/R            2,950       2,371,063
      (3)  Exodus Communications, Inc.
            Sr. Notes
            11.25%, 7/1/08                                               N/R              700         630,875
   (3)(6)  Focal Communications Corp.
            Sr. Discount Notes
            0.00%, 2/15/08                                               N/R            1,400         684,250
      (6)  GST USA, Inc.
            Gtd. Sr. Exchange Discount Notes
            0.00%, 12/15/05                                              N/R            1,800       1,334,250

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           GTE Corp.
            Debentures
            6.36%, 4/15/06                                              Baa1      $     1,000   $   1,058,750
      (3)  Global Crossing
            Holdings Ltd.
            Gtd. Sr. Notes
            9.625%, 5/15/08                                              N/R              350         343,000
           Globalstar, L.P. / Globalstar Capital Corp.
            Sr. Notes
            10.75%, 11/1/04                                             Caa1            1,000         637,500
            11.25%, 6/15/04                                             Caa1              500         340,000
            11.50%, 6/1/05                                              Caa1              200         133,500
      (6)  Hyperion Telecommunications, Inc.
            Series B, Sr. Discount Notes
            0.00%, 4/15/03                                                B3              450         310,500
      (6)  ICG Holdings, Inc.:
            Gtd. Sr. Exchange Discount Notes
            0.00%, 3/15/07                                               N/R            1,750       1,163,750
            Gtd. Sr. Discount Notes
            0.00%, 9/15/05                                               N/R              650         507,000
            Gtd. Sr. Secured Discount Notes
            0.00%, 5/1/06                                                N/R              600         427,500
      (6)  ICG Services, Inc.:
            Sr. Discount Notes
            0.00%, 2/15/08                                               N/R              500         255,625
            0.00%, 5/1/08                                                N/R            1,350         676,688
           ITC DeltaCom, Inc.
            Sr. Notes
            11.00%, 6/1/07                                                B2              259         281,015
           Intermedia Communications, Inc.
            Series B, Sr. Notes
            8.875%, 11/1/07                                               B2              200         202,500
           Iridium Operating L.L.C. / Iridium Capital Corp.:
            Series B, Gtd. Sr. Notes
            14.00%, 7/15/05                                               B3              500         445,000
           Series C/EN,
            Gtd. Sr. Notes
            11.25%, 7/15/05                                               B3              100          80,250
           Series D, Gtd. Sr. Notes
            10.875%, 7/15/05                                              B3              500         403,750
           Jacor Communications, Inc.
            Gtd. Sr. Sub. Notes
            8.00%, 2/15/10                                                B2              250         250,000
           Jordan Telecommunications Products, Inc.:
            Series B, Sr. Notes
            9.875%, 8/1/07                                               N/R              270         273,038
      (6)   Series B, Sr. Discount Notes
            0.00%, 8/1/07                                                N/R              425         309,719
      (3)  Long Distance International, Inc.
            Units
            12.25%, 4/15/08                                              N/R            1,500       1,507,500
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           MCI Communications Corp.
            Sr. Notes
            6.50%, 4/15/10                                              Baa2      $       290   $     308,850
   (3)(6)  McCaw International Ltd.
            Sr. Discount Notes
            0.00%, 4/15/07                                              Caa1            1,000         498,750
           McLeod USA, Inc.:
            Sr. Discount Notes
            9.25%, 7/15/07                                                B2              400         411,000
      (6)   0.00%, 3/1/07                                                 B2              800         583,000
   (3)(6)  MetroNet Communications Corp.
            Yankee Sr. Discount Notes:
            0.00%, 6/15/08                                                B3            1,000         591,250
            0.00%, 11/1/07                                                B3            1,100         660,000
      (6)  Microcell Telecommunications, Inc.
            Series B, Yankee Sr. Discount Notes
            0.00%, 6/1/06                                                 B3              270         192,713
           NEXTLINK Communications, Inc.:
            Sr. Notes
            12.50%, 4/15/06                                               B3              350         378,000
      (6)   Sr. Discount Notes
            0.00%, 4/15/08                                                B3            1,700         983,875
   (3)(6)  Nextel Communications, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                                                B2            1,700       1,024,250
           Orion Network Systems, Inc.
            Gtd. Sr. Notes
            11.25%, 1/15/07                                               B2              500         544,375
      (6)  Pagemart Nationwide, Inc.
            Sr. Discount Notes
            0.00%, 2/1/05                                                 B3            1,750       1,575,000
           Petersburg Long Distance, Inc.:
   (3)(6)   Units 0.00%, 6/1/04                                          N/R            1,610       1,352,400
      (3)   Conv. Sr. Sub. Notes
            9.00%, 6/1/06                                                N/R              230          61,525
      (6)  Pinnacle Holdings, Inc.
            Sr. Discount Notes
            0.00%, 3/15/08                                               N/R              900         477,000
   (6)(8)  Price Communications Cellular Holdings, Inc.
            Sr. Exchangeable PIK Notes
            11.25%, 8/15/08                                             Caa1              700         707,000
      (6)  Qwest Communications International, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                                              Ba1            1,100         842,874
      (6)  RCN Corp.
            Series B, Sr. Discount Notes
            0.00%, 2/15/08                                                B3              900         466,874
           RSL Communications plc
            Gtd. Sr. Notes
            9.125%, 3/1/08                                                B3              250         215,000

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
   (3)(6)  Rhythms NetConnections Inc. Units
            0.00%, 5/15/08                                               N/R      $     1,500   $     675,000
           Rogers Cablesystems Ltd.
            Series B, Yankee Sr. Secured 2nd Priority Notes
            10.00%, 3/15/05                                              Ba3              250         276,250
           Rogers Cantel Inc.
            Yankee Sr. Secured Debentures
            9.375%, 6/1/08                                               Ba3              350         355,250
           Sprint Spectrum L.P./ Sprint Spectrum Finance Corp.
            Sr. Notes
            11.00%, 8/15/06                                              Ba2            1,500       1,687,500
           Star Choice Communications, Inc.
            Yankee Sr. Notes.
            13.00%, 12/15/05                                              B3              500         465,000
      (3)  Startec Global Communications Corp.
            Units
            12.00%, 5/15/08                                              N/R              750         720,000
           TCI Satellite Entertainment, Inc.:
      (6)   Sr. Sub. Discount Notes
            0.00%, 2/15/07                                              Caa1              200         121,750
            Sr. Sub. Notes
            10.875%, 2/15/07                                            Caa1              700         642,250
           Talton Holdings, Inc.
            Gtd. Sr. Notes
            11.00%, 6/30/07                                               B2              250         250,000
           Teligent, Inc.
            Sr. Notes
            11.50%, 12/1/07                                             Caa1              750         583,124
      (6)  USN Communications, Inc.
            Series B, Sr. Discount Notes
            0.00%, 8/15/04                                              Caa1              660         429,000
           Viatel, Inc.
            Global Bonds
            11.25%, 4/15/08                                             Caa1              850         889,312
           Western Wireless Corp.
            Sr. Sub. Notes
            10.50%, 2/1/07                                                B3              350         353,062
      (6)  WinStar Communications, Inc.
            Sr. Discount Notes
            0.00%, 10/15/05                                             Caa1            2,100       1,383,374
                                                                                                -------------
           GROUP TOTAL                                                                             42,293,319
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
TEXTILES/APPAREL (1.3%)
           Collins & Aikman Floor Coverings, Inc.
            Series B, Sr. Sub. Notes
            11.50%, 4/15/06                                               B3              550         554,125
      (3)  Iron Age Corp.
            Sr. Sub. Notes
            9.875%, 5/1/08                                                B3              250         217,500
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Maxim Group, Inc.
            Series B, Gtd. Sr. Sub. Notes
            9.25%, 10/15/07                                               B2      $       700   $     704,375
           Phillips-Van Heusen Corp.
            Gtd. Sr. Sub. Notes
            9.50%, 5/1/08                                                 B1              800         770,000
           Pillowtex Corp.
            Gtd. Sr. Sub. Notes
            10.00%, 11/15/06                                              B2              500         508,750
           William Carter Co.
            Series A, Sr. Sub. Notes
            10.375%, 12/1/06                                              B3              500         521,250
                                                                                                -------------
           GROUP TOTAL                                                                              3,276,000
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
TRANSPORTATION (2.6%)
           AirTran Airlines, Inc.
            Series B, Gtd. Sr. Secured Notes
            10.50%, 4/15/01                                               B2            1,000         995,000
           Canadian Airlines Corp.
            Yankee Sr. Notes
            12.25%, 8/1/06                                              Caa2            1,950       1,859,813
           Ermis Maritime
            Holdings, Ltd.
            Units
            12.50%, 3/15/06                                               B3              915         887,550
           Norfolk Southern Corp.
            Notes:
            7.05%, 5/1/37                                               Baa1              825         917,812
            7.875%, 2/15/04                                             Baa1              700         785,750
           Pegasus Shipping
            (Hellas) Ltd.
            Series A, First Preferred Ship Mortgage Notes
            11.875%, 11/15/04                                             B3              300         269,250
           Trans World Airlines, Inc.
            Sr. Notes
            11.375%, 3/1/06                                             Caa1            1,500       1,453,125
                                                                                                -------------
           GROUP TOTAL                                                                              7,168,300
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
WASTE MANAGEMENT (0.8%)
           Allied Waste North America, Inc.
            Gtd. Sr. Sub. Notes
            10.25%, 12/1/06                                               B2              550         600,188
      (6)  Allied Waste Industries, Inc.
            Sr. Discount Notes
            0.00%, 6/1/07                                                 B3              200         147,750
      (3)  Waste Systems International, Inc.
            Conv. Sub. Notes
            7.00%, 5/13/05                                               N/R            1,500       1,470,000
                                                                                                -------------
           GROUP TOTAL                                                                              2,217,938
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $228,128,405)                                                                             217,050,761
                                                                                                -------------
--------------------------------------------------------------------
-------------

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
MUNICIPAL SECURITIES (0.5%)
--------------------------------------------------------------------
-------------
           New Jersey Economic Development Authority
            Series B, Revenue Bonds:
            Zero Coupon, 2/15/03                                         Aaa      $     1,605   $   1,285,236
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL MUNICIPAL SECURITIES
  (Cost $1,202,046)                                                                                 1,285,236
                                                                                                -------------
--------------------------------------------------------------------
-------------
GOVERNMENT & AGENCY SECURITIES (3.7%)
--------------------------------------------------------------------------------
-------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.5%)
           REMIC-PAC
            Series 1660, Class E
            6.00%, 1/15/07                                               Aaa            1,345       1,356,337
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.9%)
           15-Year TBA
            6.00%, 9/1/13                                                Aaa              996       1,006,160
           REMIC-PAC
            Series 1989-23, Class D
            10.20%, 9/25/18                                              Aaa              610         615,689
           STRIPS, Series H, Class 2
            11.50%, 5/1/09                                               Aaa              726         788,118
                                                                                                -------------
           GROUP TOTAL                                                                              2,409,967
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
           Various Pools:
            10.50%, 9/15/15                                              Aaa               99         109,366
            10.50%, 12/15/15                                             Aaa                5           5,024
            10.50%, 3/15/16                                              Aaa               26          28,916
            10.50%, 8/15/16                                              Aaa               35          38,457
                                                                                                -------------
           GROUP TOTAL                                                                                181,763
                                                                                                -------------
--------------------------------------------------------------------------------
-------------
TENNESSEE VALLEY AUTHORITY (0.1%)
           Power Bonds, 1996 Series A
            5.88%, 4/1/36                                                Aaa              290         313,563
                                                                                                -------------
--------------------------------------------------------------------
-------------
UNITED STATES TREASURY NOTES (2.1%)
           6.25%, 6/30/02                                                Aaa            2,300       2,447,706
           6.25%, 2/15/07                                                Aaa            2,210       2,482,095
           5.375%, 2/15/01                                               Aaa              850         869,261
                                                                                                -------------
           GROUP TOTAL                                                                              5,799,062
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $9,900,045)                                                                                10,060,692
                                                                                                -------------
--------------------------------------------------------------------
-------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%)
--------------------------------------------------------------------
-------------
           Asset Securitization Corp.:
            Series 1997-D5, Class A1C
            6.85%, 2/14/41                                               Aaa              500         538,975
                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
            Series 1996-MD6, Class A6
            7.106%, 11/13/26                                            Baa2      $       420   $     454,213
           Drexel, Burnham & Lambert Trust,
            REMIC-PAC, Series S, Class 2
            9.00%, 8/1/18                                                Aaa            3,479       3,487,624
           GMAC Commercial Mortgage Securities Inc.
            Series 1997-C1, Class A2
            6.853%, 9/15/06                                              Aaa               80          85,038
           Kidder Peabody Acceptance Corp.
            Series 1994-C1 Class B
            6.85%, 2/1/06                                                N/R              910         941,814
                                                                                                -------------
           GROUP TOTAL                                                                              5,507,664
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $5,641,131)                                                                                 5,507,664
                                                                                                -------------
--------------------------------------------------------------------
-------------
ASSET BACKED OBLIGATIONS (3.1%)
--------------------------------------------------------------------
-------------
           Capita Equipment Receivables Trust,
            Series 1996-1 Class A3
            6.11%, 7/15/99                                               Aaa              673         674,573
           Constellation Finance L.L.C. Airline Receivable
            Asset-Backed Notes
            9.80%, 12/14/02                                              N/R              250         249,688
           ContiMortgage Home Equity Loan Trust, Home Equity Loan
            Certificates:
            Series 1996-4, Class A8
            7.22%, 1/15/28                                               Aaa              125         132,013
            Series 1998-1 , Class A5
            6.43%, 4/15/16                                               Aaa              425         438,106
           Fleetwood Credit Corp. Grantor Trust RV Retail
            Installment Sales Contracts
            Series 1997-B, Class A
            6.40%, 5/15/13                                               Aaa              721         737,885
           Green Tree Financial Corp. Manufactured Housing
            Installment Sales Contracts:
            Series 1997-3, Class A3
            6.73%, 7/15/28                                               Aaa            1,310       1,325,144
            Series 1993-4, Class B1
            7.20%, 1/15/19                                              Baa3            2,000       1,980,620
           Green Tree Home Equity Loan Trust, Home Equity Loan
            Certificates, Series 1998-C,
            Class A2
            6.03%, 7/15/29                                               N/R              440         443,159

                                                                      Moody's     Face Amount
                                                                      Ratings        (000)          Value
--------------------------------------------------------------------
-------------
           Green Tree Recreational, Equipment & Consumer Trust,
            Consumer Products & Equipment Retail Installment
            Sales Contracts, Series 1997-C, Class A-1
            6.49%, 2/15/18                                               N/R      $       780   $     815,341
           IMC Home Equity Loan Trust, Home Equity Loan
            Certificates, Series 1998-3, Class A3
            6.16%, 5/20/14                                               Aaa              165         165,960
           Nationscredit Grantor Trust, Boat Retail Installment
            Sales Contracts, Series 1996-1, Class A
            5.85%, 9/15/11                                               Aaa              617         623,997
           New Century Home Equity Loan Trust, Mortgage Loan
            Certificates, series 1998-D6, Class A4
            6.73%, 7/25/22                                               Aaa              100         101,782
           Southern Pacific Secured Assets Corp., Mortgage Loan
            Certificates, Series 1998-1, Class A2
            6.27%, 2/25/18                                               Aaa              550         560,478
           UCFC Acceptance Corp. Home Equity Loan Certificates,
            Series 1996-B1, Class A7
            8.20%, 9/15/27                                               Aaa              110         120,196
                                                                                                -------------
           GROUP TOTAL                                                                              8,368,942
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $8,115,392)                                                                                 8,368,942
                                                                                                -------------
--------------------------------------------------------------------
-------------

                                                                                    Shares/
                                                                                     Units
--------------------------------------------------------------------------------
----------------
COMMON STOCKS (1.0%)
--------------------------------------------------------------------------------
----------------
CABLE (0.0%)
           OpTel, Inc.                                                                    500               5
                                                                                                -------------
--------------------------------------------------------------------
-------------
CONSUMER PRODUCTS & SERVICES (0.0%)
           Coinstar, Inc.                                                              11,887          72,808
      (1)  Crown Packaging Enterprises Ltd.                                           253,746           2,537
                                                                                                -------------
           GROUP TOTAL                                                                                 75,345
                                                                                                -------------
--------------------------------------------------------------------
-------------
FINANCIAL SERVICES (0.0%)
(1)(4)(5)  Westfed Holdings, Inc.
            Class B (acquired 9/20/88, $127)                                           12,670               0
                                                                                                -------------
--------------------------------------------------------------------
-------------

                                                                                    Shares/
                                                                                     Units          Value
--------------------------------------------------------------------
-------------

FOOD & BEVERAGES (0.7%)
   (1)(4)  Dr. Pepper Bottling Holdings, Inc. Class A (acquired 2/25/97, cost
            $1,181,250)                                                                75,000   $   1,950,000
      (1)  Specialty Foods Corp.                                                       30,000           1,500
                                                                                                -------------
           GROUP TOTAL                                                                              1,951,500
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
INDUSTRIAL GOODS & MATERIALS (0.1%)
(1)(4)(5)  CIC I Acquisition Corp.
            (acquired 10/18/89, cost $1,076,715)                                        2,944         200,192
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
METALS & MINING (0.0%)
           Sheffield Steel Corp.                                                        6,250          25,000
                                                                                                -------------
--------------------------------------------------------------------
-------------
PAPER & FOREST PRODUCTS (0.1%)
   (1)(3)  Mail-Well, Inc.                                                              7,102          60,811
      (1)  Mail-Well, Inc.                                                             14,204         121,622
                                                                                                -------------
           GROUP TOTAL                                                                                182,433
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
      (1)  Casino America, Inc.                                                        14,947          38,302
           Elsinore Corp.                                                              86,539          21,634
      (1)  Motels of America, Inc.                                                        500           8,500
                                                                                                -------------
           GROUP TOTAL                                                                                 68,436
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
TELECOMMUNICATIONS (0.1%)
           Intermedia Communications, Inc.                                              1,613          39,519
           Nextel Communications, Inc.
            Class A                                                                       310           6,258
      (1)  Pagemart Nationwide, Inc.                                                    7,000          54,250
                                                                                                -------------
           GROUP TOTAL                                                                                100,027
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
TOTAL COMMON STOCKS
  (Cost $3,026,732)                                                                                 2,602,938
                                                                                                -------------
--------------------------------------------------------------------
-------------
PREFERRED STOCKS (4.1%)
--------------------------------------------------------------------------------
----------------
AEROSPACE/DEFENSE (0.4%)
      (1)  GPA Group plc
            7% Second Preference Cum. Conv.                                         2,125,000       1,126,250
                                                                                                -------------
--------------------------------------------------------------------
-------------
BROADCASTING (1.3%)
           Benedek Communications Corp.
            11.50% Sr. Exchangeable                                                       150         151,500
           Pegasus Communications Corp.:
            12.75% Cum. Exchangeable, Series A                                             49          53,117
            12.75% Units                                                                  250         281,250
      (3)  Source Media, Inc.
            13.5% Units                                                                60,632       1,152,008
      (1)  Spanish Broadcasting System, Inc.
            14.25% Cum. Exchangeable                                                   18,360       1,845,180
                                                                                                -------------
           GROUP TOTAL                                                                              3,483,055
                                                                                                -------------
--------------------------------------------------------------------
-------------

                                                                                    Shares/
                                                                                     Units          Value
--------------------------------------------------------------------
-------------
CABLE (0.4%)
           Adelphia Communications Corp.
            13% Cum. Exchangeable, Series B                                             5,000   $     563,750
           DIVA Systems Corp.
            Series D                                                                   56,913         648,808
           NTL, Inc.
            13% Exchangeable, Series B                                                      1             545
                                                                                                -------------
           GROUP TOTAL                                                                              1,213,103
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
           Renaissance Cosmetics, Inc.
            14% Cumulative                                                                  2              23
                                                                                                -------------
--------------------------------------------------------------------
-------------
FINANCIAL SERVICES (0.0%)
(1)(4)(5)  West Fed Holdings, Inc.
            Class A (acquired 9/20/88-6/18/93, cost $3,611,992)                        42,759          42,759
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
METALS & MINING (0.0%)
      (3)  International Utility Structures, Inc.:
            13% Units                                                                     150         142,500
           13% Sr. Exchangeable                                                             9             855
                                                                                                -------------
           GROUP TOTAL                                                                                143,355
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
PAPER & FOREST PRODUCTS (0.4%)
           SD Warren Co.
            14% Cum. Exchangeable, Series B                                            21,459       1,016,620
                                                                                                -------------
--------------------------------------------------------------------
-------------
PUBLISHING & INFORMATION SERVICES (0.2%)
           Primedia, Inc.
            10% Cum. Exchangeable, Series D                                             5,000         518,750
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
           AmeriKing, Inc.
            13% Cum. Exchangeable                                                      18,169         490,562
                                                                                                -------------
--------------------------------------------------------------------
-------------
TELECOMMUNICATIONS (1.2%)
      (1)  Intermedia Communications, Inc.:
            13.5% Exchangeable, Series B                                                3,072         362,461
            7% Jr. Convertible, Series E                                               44,000       1,056,000
           NEXTLINK Communications, Inc.
            14% Cum. Exchangeable                                                      11,679         689,061
           Nextel Communications, Inc.
            13% Exchangeable, Series D                                                    906         993,786
      (3)  Rural Cellular Corp.
            11.375%, Sr. Exchangeable                                                     257         251,860
           Viatel, Inc.
            10% Convertible, Series A                                                     422          20,975
                                                                                                -------------
           GROUP TOTAL                                                                              3,374,143
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL PREFERRED STOCKS
  (Cost $13,394,029)                                                                               11,408,620
                                                                                                -------------
--------------------------------------------------------------------
-------------
RIGHTS (0.0%)
--------------------------------------------------------------------
      (1)  Terex Corp.
            expiring 5/15/02 (Cost $0)                                                  6,000          96,000
                                                                                                -------------
--------------------------------------------------------------------
-------------
                                                                                    Shares/
                                                                                     Units          Value
--------------------------------------------------------------------
-------------
WARRANTS (0.9%)
--------------------------------------------------------------------
      (1)  Advanced Radio Telecommunications Corp.
            expiring 2/15/07                                                           13,500   $      72,630
      (1)  American Telecasting, Inc.
            expiring 6/23/99                                                              525               0
      (1)  Ampex Corp.
            expiring 3/15/03                                                           25,500          19,125
      (1)  Australis Holdings Pty Ltd.
            expiring 10/30/01                                                           2,250              13
      (1)  Bell Technology Group
            expiring 5/1/05                                                             1,000              10
      (1)  Boomtown, Inc.
            expiring 11/1/98                                                              500               5
      (1)  CHC Helicopter Corp.
            expiring 12/15/00                                                           6,000          18,000
      (1)  Capital Gaming International, Inc.
            expiring 2/1/99                                                                17               0
      (1)  Capital Gaming International, Inc.
            expiring 2/1/99                                                             5,687               0
      (1)  Casino America, Inc.
            expiring 5/3/01                                                             2,646              26
   (1)(5)  Chi Energy, Inc.:
            Series B, expiring 11/8/03                                                  7,578          18,195
            Series C, expiring 11/8/05                                                  4,919          11,811
      (1)  Concentric Network Corp.
            expiring 12/15/07                                                             750           1,875
   (1)(5)  Consolidated Hydro, Inc.
            expiring 12/31/03                                                           5,400               0
      (1)  County Seat Stores, Inc.
            expiring 10/15/98                                                           1,520              15
      (1)  Crown Packaging Holdings, Ltd.
            expiring 11/1/03                                                            2,000           1,000
      (1)  DIVA Systems Corp.
            expiring 5/15/06                                                            1,925         423,500
      (1)  DTI Holdings
            expiring 3/1/08                                                             9,250           9,250
      (1)  Dairy Mart Convenience Stores, Inc.
            expiring 12/1/01                                                           11,665           4,783
      (1)  E. Spire Communications, Inc.
            expiring 11/1/05                                                            2,000         220,000
      (1)  Elsinore Corp.
            expiring 10/8/98                                                           79,941               0
      (1)  Golden Ocean Group, Ltd.
            expiring 8/31/01                                                            1,032           4,644
      (1)  Great American Cookie Co.
            expiring 1/30/00                                                              225           2,250
      (1)  Hemmeter Enterprises, Inc.
            expiring 12/15/99                                                           9,000               0
      (1)  IHF Capital, Inc.
            expiring 11/14/99                                                             500               5
      (1)  IntelCom Group, Inc.
            expiring 9/1/05                                                             2,145          32,175
      (1)  Interact Systems, Inc.
            expiring 8/1/03                                                               750               0
      (1)  Loral Space & Communications Ltd.
            expiring 1/15/07                                                              500           5,500
      (1)  Mentus Media Corp.
            expiring 2/1/08                                                             3,757              38
      (1)  Mentus Media Corp.
            expiring 2/1/08                                                               227               2
      (1)  McCaw International Ltd.
            expiring 4/15/07                                                            1,000           5,000
      (1)  Microcell Telecommunications:
            expiring 6/1/06                                                             1,600          21,472
      (1)  NEXTLINK Communications, Inc.
            expiring 2/1/09                                                             9,500               0
      (1)  Nextel Communications, Inc.
            expiring 4/25/99                                                              750               8

                                                                                    Shares/
                                                                                     Units          Value
--------------------------------------------------------------------
-------------
      (1)  Price Communications Corp.
            expiring 8/1/07                                                             3,956   $      39,560
      (1)  SD Warren Co.
            expiring 12/15/06                                                          12,000          60,000
      (1)  Source Media, Inc.
            expiring 11/1/07                                                           30,731         238,167
           Spanish Broadcasting System:
      (1)    expiring 6/30/99                                                           1,500         735,000
   (1)(3)    expiring 6/30/99                                                           1,500         315,000
      (1)  Star Choice Communications, Inc.
            expiring 12/15/05                                                          11,580          13,284
      (1)  USN Communications, Inc.
            expiring 10/15/04                                                           7,600          14,668
      (1)  United International Holdings
            expiring 11/15/99                                                           2,950          14,750
      (1)  Wright Medical Technology
            expiring 6/30/03                                                              618          40,147
                                                                                                -------------
           GROUP TOTAL                                                                              2,341,908
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL WARRANTS
  (Cost $1,780,100)                                                                                 2,341,908
                                                                                                -------------
--------------------------------------------------------------------
-------------

                                                                                      Face
                                                                       Moody's       Amount
                                                                       Ratings       (000)
--------------------------------------------------------------------------------
----------------
SHORT-TERM INVESTMENTS (0.9%)
--------------------------------------------------------------------
           Federal Home Loan Bank Discount Note
            Zero Coupon, 10/1/98
            (Cost $2,560,000)                                             N/R      $    2,560       2,560,000
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL DOMESTIC SECURITES
  (Cost $273,747,880)                                                                             261,282,761
                                                                                                -------------
--------------------------------------------------------------------
-------------
FOREIGN SECURITIES (2.2%)
--------------------------------------------------------------------------------
----------------
CORPORATE OBLIGATIONS (1.9%)
--------------------------------------------------------------------
FRANCE (0.6%)
      (7)  Credit Lyonnais Perpetual Sub. Notes
            6.75%                                                        Baa2        USD  660         584,100
           L'Auxiliare du Credit Foncier de France:
            Sr. Unsub. Notes
            8.00%, 1/14/02                                                 A3        USD  320         343,400
      (7)   Gtd. Sub. Notes
            5.598%, 10/22/02                                             Baa3        USD  680         651,984
                                                                                                -------------
           GROUP TOTAL                                                                              1,579,484
                                                                                                -------------
--------------------------------------------------------------------
-------------
JAPAN (0.2%)
           Fuji Finance
            (Cayman) Ltd.:
            Perpetual Sub. Notes
            6.55%                                                        Baa2        USD  430         206,400
            Perpetual Gtd. Notes
            7.30%                                                        Baa2        USD  370         185,000
           Okobank
            Perpetual Medium Term Notes
            6.188%                                                         A3        USD  300         291,750
                                                                                                -------------
           GROUP TOTAL                                                                                683,150
                                                                                                -------------
--------------------------------------------------------------------
-------------

                                                                                      Face
                                                                       Moody's       Amount
                                                                       Ratings       (000)          Value
--------------------------------------------------------------------
-------------
SWEDEN (1.1%)
      (7)  ForeningsSparbanken AB:
            Perpetual Jr. Sub. Medium Term Notes
            6.438%                                                         A3        USD  980   $     975,100
      (3)  Perpetual Sub. Notes
            7.50%                                                          A3        USD  420         433,125
      (6)  Skandinaviska Enskilda Banken AB
            Perpetual Sub. Notes
            6.625%                                                       Baa1        USD  400         401,156
            7.50%                                                         N/R           1,250       1,254,375
                                                                                                -------------
           GROUP TOTAL                                                                              3,063,756
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL COPORATE OBLIGATIONS
  (Cost $5,705,708)                                                                                 5,326,390
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
GOVERNMENT OBLIGATIONS (0.3%)
--------------------------------------------------------
POLAND (0.3%)
      (6)  Republic of Poland,
            Past Due Interest Bonds
            4.00%, 10/27/14                                              Baa3         USD 800         690,000
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $682,680)                                                                                     690,000
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL FOREIGN SECURITIES
  (Cost $6,388,388)                                                                                 6,016,390
                                                                                                -------------
--------------------------------------------------------------------
-------------
TOTAL INVESTMENTS (97.9%)
  (Cost $280,136,268)                                                                             267,299,151
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
OTHER ASSETS IN EXCESS OF
LIABILITIES (2.1%)                                                                                  5,750,020
                                                                                                -------------
--------------------------------------------------------------------------------
----------------
NET ASSETS (100%)
           Applicable to 34,663,488 issued and outstanding $.001 par value Shares (authorized
            100,000,000 shares)                                                                 $ 273,049,171
                                                                                                -------------
                                                                                                -------------
--------------------------------------------------------------------
-------------

N/R--Not Rated.
PAC--Planned Amortization Class.
REMIC--Real Estate Mortgage Investment Conduit.
STRIPS--Seperate Trading of Registered Interest and Principal Securities.
TBA--Security is subject to delayed delivery.
  (1)  Non-income producing security.
  (2)  Defaulted security.
  (3)  144A Security. Certain conditions for public sale may exist.
  (4) Restricted as to private and public resale. Total cost of restricted securities at September 30, 1998 aggregated $5,870,084. Total market value of restricted securities owned at September 30, 1998 was $2,192,951 or 0.80% of net assets.
  (5) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
  (6) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
  (7) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 1998.
  (8)  Payment-in-kind bond. Market value includes accrued interest.

DESCRIPTION OF DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN

---------

Pursuant to the BEA Income Fund, Inc.'s (the "Fund") Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder may elect to have all dividends and distributions, net of any applicable U.S. withholding tax, automatically reinvested in additional shares of the Fund by the Chase Manhattan Bank, as the plan agent (the "Plan Agent"). Shareholders who do not make this election will receive all dividends and distributions in cash, net of any applicable U.S. withholding tax, paid in dollars by check mailed directly to the shareholder by the Plan Agent, as dividend-paying agent. Shareholders who wish to have dividends and distributions automatically reinvested should notify the Plan Agent for the Fund, at Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name to participate in the Plan. Investors who own shares of the Fund's common stock registered in street name should contact the broker or nominee for details concerning participation in the Plan.
    Certain distributions of cash attributable to (a) some of the dividends and interest amounts paid to the Fund and (b) certain capital gains earned by the Fund that are derived from securities of certain foreign issuers are subject to taxes payable by the Fund at the time amounts are remitted. Such taxes, if any, will be borne by the Fund and allocated to all shareholders in proportion to their interests in the Fund.
    The Plan Agent serves as agent for the shareholders in administering the Plan. If the Board of Directors of the Fund declares an income dividend or a capital gains distribution payable either in the Fund's common stock or in cash, as shareholders may have elected, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset value as determined at the time of purchase (generally on the payable date of the dividend) as set forth below. Whenever market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or distribution, participants will be issued shares of the Fund at a price equal to net asset value but not less than 95% of the then current market price of the Fund shares. The Fund will not issue shares under the Plan below net asset value. If net asset value determined as at the time of purchase exceeds the market price of Fund shares at such time, or if the Fund should declare a dividend or other distribution payable only in cash (i.e., if the Board of Directors should preclude reinvestment at net asset value), the Agent will, as agent for the participants, endeavor to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, on behalf of all participants, and will allocate to you your pro rata portion based on the average price paid (including brokerage commissions) for all shares purchased. Shares acquired on behalf of participants in the open market will be purchased at the prevailing market price. Fractions of a share allocated to you will be computed to four decimal places. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
    For all purposes of the Plan: (a) the market price of the Fund's common stock on a dividend payment date shall be the last sale price on the New York Stock Exchange on that date, or, if there is no such sale, then the mean between the closing bid and asked quotations for such stock, and (b) net asset value per share of the Fund's commons stock on a particular date shall be as determined by or on behalf of the Fund.
    Participants in the Plan have the option of making additional cash payments to the Plan Agent, monthly, in any amount from $100 to $3,000, for investment in the Fund's common stock. Shareholders should be aware that cash contributions will be used to purchase shares of the Fund in the open market regardless of whether such shares are selling above, at or below the net asset value of the Fund. As a result, shareholders may be purchasing shares at a market price that reflects a premium to the Fund's net asset value.
    Cash contributions should be in the form of a check or money order and made payable in U.S. dollars and directed to The Chase Manhattan Bank, Dividend Reinvestment Department -- Retail, 4 New York Plaza, New York, NY 10004. Deliveries to any other address do not constitute valid delivery.
    A detachable form for use in making voluntary cash payments will be attached to each Dividend Reinvestment Plan statement you receive. The same amount of money need not be sent each month and there is no obligation to make an optional cash payment each month.
    Payments received by the Agent will be used to purchase stock under the Plan. Prior to such purchase of stock by the Agent, no interest will be paid on such funds sent to the Agent. Therefore, voluntary cash payments should be sent to reach the Agent shortly (but at least five business days) before the dividend payment date. Voluntary cash payments received after the five business day deadline will be invested by the Agent on the next succeeding dividend payment date. Dividend payment dates are expected to be the 15th (or next business day) of each month.
    You may obtain a refund of any voluntary cash payment if a request for such a refund is received in writing by the Agent not less than 48 hours before the next succeeding dividend payment.
    There is no charge to participants for reinvesting dividends or capital gains distributions. The Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent's open market purchases in connection with the reinvestment of dividends, capital gains distributions, or voluntary cash payments.
    Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing stock for all participants in blocks and pro rating the lower commissions thus attainable.
    The receipt of dividends and distributions in stock under the Plan will not relieve participants of any income tax (including withholding tax) that may be payable on such dividends and distributions.
    While the Fund presently intends to continue the Plan indefinitely, experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders of the Fund at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Agent by at least 30 days' written notice to all shareholders of the Fund.
    Any notices, questions or other correspondence regarding the Plan should be addressed to The Chase Manhattan Bank, Customer Service Department, 4 New York Plaza, New York, NY 10004. Be sure to include a reference to BEA Income Fund, Inc. or you may call (800) 428-8890.